Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Related Party Transactions
Remuneration	$ 366	$ 436
Share-based compensation expense	93	693
Total directors and key management personnel	$ 459	$ 1,129